CAPITAL SECURITIES - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions			12 Months Ended
	Dec. 30, 2021	Dec. 04, 2014 USD ($) tranche $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of classes of share capital [line items]
Number of tranches of preferred equity | tranche		3
Average dividend yield		6.50%
Preferred stock, redemption price per share (in dollars per share) | $ / shares		$ 25.70
Total capital securities			$ 3,085		$ 3,033
Dividend payments, interval term			6 months
Redemption amount			$ 38	$ 49	38	$ 49
Brookfield DTLA Holdings LLC
Disclosure of classes of share capital [line items]
Total capital securities			810		807
Preferred Equity Tranche One
Disclosure of classes of share capital [line items]
Preferred equity		$ 600
Maturity term	7 years	7 years
Preferred Equity, Tranche Two
Disclosure of classes of share capital [line items]
Preferred equity		$ 600
Maturity term		10 years
Preferred Equity, Tranche Three
Disclosure of classes of share capital [line items]
Preferred equity		$ 600
Maturity term		12 years
Preferred equity
Disclosure of classes of share capital [line items]
Preferred equity			699		699
Preferred equity | BSREP II RH B LLC
Disclosure of classes of share capital [line items]
Total capital securities			$ 0		249
Annual return payable in monthly distributions			9.00%
Preferred equity | BSREP II Vintage Estate Partners LLC (“Vintage Estates”) Preferred Shares
Disclosure of classes of share capital [line items]
Total capital securities			$ 0		40
Series A Preferred Shares | Rouse Series A Preferred Shares
Disclosure of classes of share capital [line items]
Total capital securities			142		142
Capital securities | D.C. Fund
Disclosure of classes of share capital [line items]
Total capital securities			49		56
Limited Partner Units | FV LTIP units of the Operating Partnership
Disclosure of classes of share capital [line items]
Total capital securities			$ 474		$ 0
Liquidation preference (in dollars per share) | $ / shares			$ 25.00